Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings	Total Amdocs Limited Shareholders' Equity	Non-controlling Interests [2]
Balance at Sep. 30, 2019		$ 3,542,466	$ 4,452	$ 3,667,662	$ (5,182,409)	$ (2,547)	$ 5,012,799	$ 3,499,957	$ 42,509
Balance, Shares at Sep. 30, 2019			134,773
Comprehensive income:
Net income	[2]	497,840					497,840	497,840
Other comprehensive income (loss)		14,209				14,209		14,209
Comprehensive income		512,049						512,049
Employee stock options exercised		97,843	$ 24	97,819				97,843
Employee stock options exercised, Shares			1,871
Repurchase of shares		(360,912)			(360,912)			(360,912)
Repurchase of shares, Shares			(5,668)
Cash dividends declared		(168,732)					(168,732)	(168,732)
Issuance of restricted stock, net of forfeitures		7	$ 7					7
Issuance of restricted stock, net of forfeitures, Shares			559
Equity-based compensation expense related to employees		42,434		42,434				42,434
Balance at Sep. 30, 2020		3,665,155	$ 4,483	3,807,915	(5,543,321)	11,662	5,341,907	3,622,646	42,509
Balance, Shares at Sep. 30, 2020			131,535
Comprehensive income:
Net income	[2]	688,374					688,374	688,374
Other comprehensive income (loss)		(2,324)				(2,324)		(2,324)
Comprehensive income		686,050						686,050
Employee stock options exercised		89,058	$ 21	89,037				89,058
Employee stock options exercised, Shares			1,541
Repurchase of shares		(679,996)			(679,996)			(679,996)
Repurchase of shares, Shares			(9,036)
Cash dividends declared		(179,344)					(179,344)	(179,344)
Issuance of restricted stock, net of forfeitures		12	$ 12					12
Issuance of restricted stock, net of forfeitures, Shares			826
Equity-based compensation expense related to employees		54,249		54,249				54,249
Balance at Sep. 30, 2021		$ 3,635,184	$ 4,516	3,951,201	(6,223,317)	9,338	5,850,937	3,592,675	42,509
Balance, Shares at Sep. 30, 2021		124,866	124,866
Comprehensive income:
Net income	[2]	$ 549,501					549,501	549,501
Other comprehensive income (loss)		(81,814)				(81,814)		(81,814)
Comprehensive income		467,687						467,687
Employee stock options exercised		$ 82,909	$ 17	82,892				82,909
Employee stock options exercised, Shares		1,431	1,431
Repurchase of shares		$ (508,472)			(508,472)			(508,472)
Repurchase of shares, Shares		(6,479)	(6,479)
Cash dividends declared		$ (188,852)					(188,852)	(188,852)
Issuance of restricted stock, net of forfeitures		15	$ 15					15
Issuance of restricted stock, net of forfeitures, Shares			1,024
Equity-based compensation expense related to employees		71,807		71,807				71,807
Balance at Sep. 30, 2022		$ 3,560,278	$ 4,548	$ 4,105,900	$ (6,731,789)	$ (72,476)	$ 6,211,586	$ 3,517,769	$ 42,509
Balance, Shares at Sep. 30, 2022		120,842	120,842

[1]	As of September 30, 2022, 2021 and 2020, accumulated other comprehensive (loss) income is comprised of unrealized (loss) gain on derivatives, net of tax, of $(46,580), $13,773 and $18,836, unrealized loss on short-term interest-bearing investments, net of tax, of $(22,797), $(1,274) and $(2) and unrealized loss on defined benefit plan, net of tax, of $(3,099), $(3,161) and $(7,172).
[2]	In fiscal years 2022, 2021 and 2020, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.